RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	NOTE 15 – RELATED PARTY TRANSACTIONS There were no related party transactions for the periods reflected in this report.